UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2007

Check here if Amendment [     ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Montag & Caldwell, Inc.
Address:        3455 Peachtree Rd NE
                Suite 1200
                Atlanta, GA 30326

13F File Number:  028-00288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Rebecca M. Keister
Title:          Executive Vice President and Chief Compliance Officer
Phone:          404-836-7141
Signature, Place, and Date of Signing

Rebecca M. Keister, Atlanta, GA   May 1, 2007


Report Type (Check only one.):

[     ]     13F HOLDINGS REPORT.

[     ]     13F NOTICE.

[  X  ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

13F File Number                  Name
-------------------------------  ----------------------------------
028-01190                        FRANK RUSSELL CO




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 84

Form 13F Information Table Value Total: 15,843,657 (x 1,000)



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100   507438 9093854.000SH     SOLE              7301220.000       1792634.000
                                                             58032 1040000.000SH     OTHER                               1040000.000
American Express Co            COM              025816109   517330 9172525.000SH     SOLE              7344313.000       1828212.000
                                                             59784 1060000.000SH     OTHER                               1060000.000
American Int'l Group           COM              026874107   417791 6215280.000SH     SOLE              4979286.000       1235994.000
                                                             48398 720000.000SH      OTHER                                720000.000
Apple Inc Com                  COM              037833100   600101 6458950.000SH     SOLE              5166187.000       1292763.000
                                                             67360 725000.000SH      OTHER                                725000.000
Baker Hughes Inc               COM              057224107   292947 4429873.000SH     SOLE              3551205.000        878668.000
                                                             34057 515000.000SH      OTHER                                515000.000
Berkshire Hathaway Inc-Cl A    COM              084670108      654    6.000 SH       SOLE                    6.000
Caterpillar Inc                COM              149123101   312545 4662753.000SH     SOLE              3732172.000        930581.000
                                                             34185 510000.000SH      OTHER                                510000.000
Cisco Sys Inc Com              COM              17275R102   215403 8437274.000SH     SOLE              6635565.000       1801709.000
                                                             23871 935000.000SH      OTHER                                935000.000
Coca-Cola Co                   COM              191216100   378723 7890061.000SH     SOLE              6343045.000       1547016.000
                                                             51360 1070000.000SH     OTHER                               1070000.000
Colgate-Palmolive Co           COM              194162103   287315 4301767.000SH     SOLE              3441532.000        860235.000
                                                             33061 495000.000SH      OTHER                                495000.000
ConocoPhillips                 COM              20825C104      301 4400.000 SH       SOLE                 4400.000
Costco Wholesale Corp-New      COM              22160K105   385038 7151518.000SH     SOLE              5726439.000       1425079.000
                                                             43395 806000.000SH      OTHER                                806000.000
Devon Energy Corp New Com      COM              25179M103   141389 2042597.000SH     SOLE              1677535.000        365062.000
                                                             19382 280000.000SH      OTHER                                280000.000
Disney, Walt Co                COM              254687106      217 6296.000 SH       SOLE                 6296.000
Ebay, Inc.                     COM              278642103   222889 6723628.000SH     SOLE              5382095.000       1341533.000
                                                             24863 750000.000SH      OTHER                                750000.000
Electronic Arts, Inc.          COM              285512109   298195 5921269.000SH     SOLE              4640790.000       1280479.000
                                                             33993 675000.000SH      OTHER                                675000.000
Emerson Elec Co Com            COM              291011104   334719 7767916.000SH     SOLE              6218969.000       1548947.000
                                                             35291 819000.000SH      OTHER                                819000.000
Exxon Mobil Corp               COM              30231G102     1273 16870.000SH       SOLE                16870.000
Fedex Corp                     COM              31428X106   259829 2418592.000SH     SOLE              1922185.000        496407.000
                                                             24709 230000.000SH      OTHER                                230000.000
Genentech, Inc.                COM              368710406   507928 6185192.000SH     SOLE              4973404.000       1211788.000
                                                             61426 748000.000SH      OTHER                                748000.000
General Electric Co            COM              369604103   638297 18051380.000SH    SOLE             14449981.000       3601399.000
                                                             74822 2116000.000SH     OTHER                               2116000.000
Google Inc Cl A                COM              38259P508   616461 1345515.000SH     SOLE              1077011.000        268504.000
                                                             73306 160000.000SH      OTHER                                160000.000
Halliburton Co Com             COM              406216101   378748 11932849.000SH    SOLE              9488990.000       2443859.000
                                                             50784 1600000.000SH     OTHER                               1600000.000
Hewlett Packard Co Com         COM              428236103   475212 11838870.000SH    SOLE              9471282.000       2367588.000
                                                             55193 1375000.000SH     OTHER                               1375000.000
Intel Corp                     COM              458140100   204365 10682938.000SH    SOLE              8263035.000       2419903.000
                                                             19704 1030000.000SH     OTHER                               1030000.000
International Business Machine COM              459200101      500 5300.000 SH       SOLE                 5300.000
Johnson & Johnson              COM              478160104     1874 31094.000SH       SOLE                31094.000
Kohls Corp Com                 COM              500255104   163049 2128292.000SH     SOLE              1700743.000        427549.000
                                                             16701 218000.000SH      OTHER                                218000.000
McDonald's Corp                COM              580135101   221663 4920380.000SH     SOLE              3938379.000        982001.000
                                                             25679 570000.000SH      OTHER                                570000.000
Mcgraw Hill Cos Inc Com        COM              580645109   232233 3693272.000SH     SOLE              2957537.000        735735.000
                                                             27038 430000.000SH      OTHER                                430000.000
Medtronic Inc                  COM              585055106     1160 23650.000SH       SOLE                10650.000         13000.000
Merrill Lynch & Co Inc Com     COM              590188108   213309 2611846.000SH     SOLE              2055557.000        556289.000
                                                             16334 200000.000SH      OTHER                                200000.000
Microsoft Corp                 COM              594918104     3219 115500.000SH      SOLE                40500.000         75000.000
Nike Inc Class B               COM              654106103   291193 2740386.000SH     SOLE              2194330.000        546056.000
                                                             33472 315000.000SH      OTHER                                315000.000
Nokia Corp Sponsored ADR       COM              654902204      367 16000.000SH       SOLE                16000.000
Novartis A G Sponsored ADR     COM              66987V109   215453 3943848.000SH     SOLE              3145175.000        798673.000
                                                             17208 315000.000SH      OTHER                                315000.000
Paychex Inc.                   COM              704326107   477826 12617547.000SH    SOLE             10089848.000       2527699.000
                                                             54154 1430000.000SH     OTHER                               1430000.000
Pepsico Inc                    COM              713448108   559435 8801692.000SH     SOLE              7039083.000       1762609.000
                                                             63179 994000.000SH      OTHER                                994000.000
Procter & Gamble Co            COM              742718109   676599 10712465.000SH    SOLE              8568201.000       2144264.000
                                                             76739 1215000.000SH     OTHER                               1215000.000
Qualcomm Inc Com               COM              747525103   614033 14393669.000SH    SOLE             11507391.000       2886278.000
                                                             68171 1598000.000SH     OTHER                               1598000.000
Research In Motion             COM              760975102   586951 4300323.000SH     SOLE              3566865.000        733458.000
                                                             74660 547000.000SH      OTHER                                547000.000
Schlumberger                   COM              806857108   667440 9659048.000SH     SOLE              7734225.000       1924823.000
                                                             82575 1195000.000SH     OTHER                               1195000.000
Seagate Technology Escrow      COM              811804988        0 67500.000SH       SOLE                67500.000
Starbucks Corp Com             COM              855244109   289314 9225569.000SH     SOLE              7396490.000       1829079.000
                                                             32928 1050000.000SH     OTHER                               1050000.000
State Str Corp Com             COM              857477103      363 5600.000 SH       SOLE                 5600.000
Stryker Corp Com               COM              863667101   534770 8063468.000SH     SOLE              6457547.000       1605921.000
                                                             61280 924000.000SH      OTHER                                924000.000
3M Company                     COM              88579Y101       33 430.000SH         SOLE                  430.000
Walgreen Co Com                COM              931422109   464731 10127064.000SH    SOLE              8091775.000       2035289.000
                                                             55940 1219000.000SH     OTHER                               1219000.000